Inventories - Roll-forward of estimated losses (Details) - BRL (R$) R$ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Inventories [Line Items]
Opening Balance	R$ 208,091	R$ 97,934
Additional allowance recognised in profit or loss, allowance account for credit losses	15,580	150,133
Reversal Allowance Account For Credit Losses Financial Assets	13,431	8,498
Utilisation Allowance Account For Credit Losses Financial Assets	11,594	R$ 31,478
Closing Balance	R$ 198,646